WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 82.7%
Angola - 2.0%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000	$8,379,462	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	1,000,000	806,484	(b)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,000,000	2,156,754	(a)

Total Angola				11,342,700

Argentina - 4.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	25,300,000	6,303,634
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,500,000	5,059,487	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	20,601,128	6,780,755	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	9,949,022	7,490,339	(b)(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	550,000	415,250	(a)(c)

Total Argentina				26,049,465

Armenia - 0.9%
Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000	5,292,000	(b)

Bahamas - 1.7%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000	7,204,000	(b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000	2,466,143	(b)

Total Bahamas				9,670,143

Bahrain - 4.0%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000	2,032,520	(a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	10,000,000	9,006,500	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	6,000,000	4,642,500	(b)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahrain - (continued)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000		$6,584,520	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000		767,854	(a)

Total Bahrain					23,033,894

Brazil - 0.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	9,500,000	BRL	1,837,367
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	18,200,000	BRL	3,300,023

Total Brazil					5,137,390

Chile - 0.2%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.800%	6/1/24	1,280,000,000	CLP	1,424,292	(a)

Colombia - 1.7%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	5,000,000		3,604,465	(c)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	10,000,000		6,081,727	(c)

Total Colombia					9,686,192

Costa Rica - 1.1%
Banco Nacional de Costa Rica	6.250%	11/1/23	1,220,000		1,218,432	(b)(c)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000		1,016,659	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		4,064,798	(b)(c)

Total Costa Rica					6,299,889

Dominican Republic - 4.9%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	136,500,000	DOP	2,428,667	(a)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000		6,959,885	(b)(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000		3,098,838	(a)(c)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	158,950,000	DOP	3,303,514	(a)
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	170,000,000	DOP	3,094,987	(b)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - (continued)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	$5,893,107	(a)(c)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	3,166,369	(a)(c)

Total Dominican Republic				27,945,367

Ecuador - 1.0%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,708	304,161	(b)
Ecuador Government International Bond, Senior Notes, Step Bond (3.500% to 7/31/24 then 5.500%)	3.500%	7/31/35	2,920,000	1,094,683	(a)
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/24 then 5.000%)	2.500%	7/31/40	12,680,000	4,194,766	(b)

Total Ecuador				5,593,610

Egypt - 2.5%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	2,400,000	1,711,421	(a)
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	640,000	422,979	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	1,306,380	(a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	5,000,000	2,769,890	(a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	926,275	(b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	14,000,000	7,213,500	(a)

Total Egypt				14,350,445

El Salvador - 0.6%
El Salvador Government International Bond, Senior Notes	5.875%	1/30/25	4,000,000	3,646,399	(c)

Ethiopia - 0.4%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	3,500,000	2,274,755	(a)

Gabon - 0.3%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	2,000,000	1,492,500	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 1.3%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	5,700,000		$2,540,900	*(a)(d)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	7,600,000		5,126,124	(b)(c)

Total Ghana					7,667,024

Guatemala - 1.6%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	6,800,000		6,234,410	(b)(c)
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	3,000,000		2,883,510	(b)(c)

Total Guatemala					9,117,920

Hungary - 1.3%
Hungary Government Bond	1.000%	11/26/25	1,449,570,000	HUF	3,408,307
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	2,098,000		2,098,441
Magyar Export-Import Bank Zrt	6.125%	12/4/27	1,900,000		1,872,499	(b)(c)

Total Hungary					7,379,247

Indonesia - 5.8%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		3,403,954	(a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	14,000,000		13,129,414	(b)(c)
Indonesia Treasury Bond	8.375%	9/15/26	131,422,000,000	IDR	8,960,336
Indonesia Treasury Bond	8.375%	3/15/34	106,475,000,000	IDR	7,686,868

Total Indonesia					33,180,572

Ivory Coast - 1.9%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,323,317	(b)(c)
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000	EUR	4,260,549	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000		2,080,875	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		2,946,519	(b)

Total Ivory Coast					10,611,260

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jamaica - 0.7%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		$2,014,785
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	2,000,000		2,209,974	(c)

Total Jamaica					4,224,759

Jordan - 2.6%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		431,786	(b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000		3,118,050	(b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,600,000		1,599,000	(a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000		5,656,154	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		4,156,535	(b)

Total Jordan					14,961,525

Kazakhstan - 1.1%
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	6,800,000		6,132,274	(a)

Kenya - 1.6%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	2,000,000		1,854,780	(a)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	4,400,000		3,552,208	(a)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	4,400,000		3,431,868	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		133,585	(a)

Total Kenya					8,972,441

Mexico - 3.5%
Mexican Bonos, Bonds	8.000%	9/5/24	115,300,000	MXN	6,422,433
Mexican Bonos, Bonds	5.000%	3/6/25	258,260,000	MXN	13,726,791

Total Mexico					20,149,224

Nigeria - 2.5%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	6,700,000		5,351,625	(a)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000		1,288,155	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Nigeria - (continued)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000	$2,053,818	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	7,800,000	5,481,450	(a)

Total Nigeria				14,175,048

Oman - 5.0%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	3,200,000	3,107,600	(a)
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	5,117,829	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	8,784,315	(b)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	5,894,868	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	5,993,949	(a)

Total Oman				28,898,561

Panama - 1.3%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,043,668	(c)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	157,634
Panama Government International Bond, Senior Notes	4.500%	5/15/47	5,000,000	3,521,429
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,200,000	2,727,863

Total Panama				7,450,594

Paraguay - 1.3%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,063,474	(b)(c)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	3,664,983	(b)(c)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	1,512,000	(b)(c)

Total Paraguay				7,240,457

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 3.7%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000		$10,608,691	(c)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	8,998,000		10,733,388	(c)

Total Peru					21,342,079

Poland - 0.5%
Bank Gospodarstwa Krajowego	5.375%	5/22/33	3,000,000		2,836,350	(b)(c)

Qatar - 3.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		7,186,901	(b)(c)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		12,267,494	(b)(c)

Total Qatar					19,454,395

Rwanda - 0.6%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	4,050,000		3,161,086	(b)

Senegal - 1.4%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,137,624	(a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000		1,608,360	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	6,000,000		4,035,900	(b)

Total Senegal					7,781,884

South Africa - 1.3%
Republic of South Africa Government Bond, Senior Notes	8.500%	1/31/37	81,280,000	ZAR	3,144,522
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000		3,106,250	(c)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000		1,329,878	(c)

Total South Africa					7,580,650

South Korea - 0.4%
Export-Import Bank of Korea, Senior Notes	5.750%	3/5/24	37,400,000,000	IDR	2,406,861	(a)

Supranational - 3.8%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000		2,478,780	(a)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000		2,333,610	(b)(c)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Supranational - (continued)
European Bank for Reconstruction & Development, Senior Notes	5.150%	2/16/24	102,600,000	INR	$1,225,796
European Investment Bank, Senior Notes	10.000%	12/6/23	40,900,000	EGP	1,271,469	(a)
Inter-American Development Bank, Senior Notes	7.900%	3/2/25	900,000,000	CRC	1,726,995
International Finance Corp., Senior Notes	2.900%	1/16/24	7,700,000,000	COP	1,822,990
International Finance Corp., Senior Notes	14.750%	4/17/24	39,000,000,000	UZS	3,183,323
International Finance Corp., Senior Notes	6.280%	5/27/24	304,000,000	UYU	7,640,218

Total Supranational					21,683,181

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000		2,582,327	(a)

Turkey - 1.7%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000		3,577,400
Turkey Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000		3,081,810
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	5,160,000		3,283,674

Total Turkey					9,942,884

Ukraine - 1.3%
Ukraine Government International Bond, Senior Notes	6.750%	6/20/28	1,700,000	EUR	468,284	*(a)(d)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/29	8,800,000		2,539,055	*(a)(d)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/30	15,080,000		4,471,492	*(a)(d)

Total Ukraine					7,478,831

United Arab Emirates - 0.7%
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	3,000,000		1,752,111	(a)
Finance Department Government of Sharjah, Senior Notes	4.375%	3/10/51	4,000,000		2,507,260	(a)

Total United Arab Emirates					4,259,371

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Uruguay - 2.9%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	44,763,800	UYU	$1,174,321
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526		10,619,551
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000		3,858,208
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000		1,024,495

Total Uruguay					16,676,575

Uzbekistan - 0.8%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000		3,134,376	(a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000		1,563,750	(b)

Total Uzbekistan					4,698,126

Venezuela - 0.5%
Venezuela Government International Bond, Senior Notes	—	10/13/19	22,130,000		1,549,100	*(a)(e)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		665,078	*(a)(d)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		431,013	*(d)

Total Venezuela					2,645,191

Vietnam - 0.8%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	4,700,000		4,621,291	(b)(c)

Zambia - 0.3%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	3,440,000		1,897,304	*(b)(d)

TOTAL SOVEREIGN BONDS (Cost - $540,764,073)					474,448,333

CORPORATE BONDS & NOTES - 57.4%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.8%
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	4,600,000		4,504,320	(a)

Media - 0.7%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000		2,689,071	(b)(c)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000		1,442,797	(c)

Total Media					4,131,868

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	6,624,000	$5,630,333	(b)(c)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	393,000	221,626	(b)(c)

Total Wireless Telecommunication Services				5,851,959

TOTAL COMMUNICATION SERVICES				14,488,147

CONSUMER DISCRETIONARY - 2.5%
Broadline Retail - 0.4%
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	2,584,781	(a)(c)

Hotels, Restaurants & Leisure - 2.1%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	2,887,864	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,500,000	3,709,510	(a)(c)
Sands China Ltd., Senior Notes	5.650%	8/8/28	2,700,000	2,543,307
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,680,407	(b)

Total Hotels, Restaurants & Leisure				11,821,088

TOTAL CONSUMER DISCRETIONARY				14,405,869

CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Central American Bottling Corp./CBC
Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	4,150,000	3,748,259	(b)(c)

ENERGY - 18.2%
Oil, Gas & Consumable Fuels - 18.2%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	9,060,000	5,978,375	(c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	1,914,645	(c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	3,772,406	(b)(c)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	11,000,000	8,251,375	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	4,331,112	(b)(c)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	3,200,000	2,955,424	(a)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	2,400,000	2,140,766	(b)(c)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	3,500,000	3,413,821	(b)(c)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,327,456	(a)(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	5,776,618	(c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	5,841,377	(c)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000		$11,859,564	(c)
Petroleos de Venezuela SA, Senior Notes	—	11/17/21	16,630,000		956,225	*(e)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000		468,338	*(d)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	6,800,000		4,116,639	(a)(c)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000		1,765,018	(c)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000		12,622,944	(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000		4,941,532	(c)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	200,000		110,672	(c)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000		5,820,497	(b)(c)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	3,000,000		2,770,710	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000		1,021,514	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000		2,167,913	(b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000		3,049,337	(b)(c)
YPF SA, Senior Notes	8.500%	3/23/25	562,500		528,112	(a)
YPF SA, Senior Notes	8.500%	7/28/25	5,430,000		4,857,891	(b)(c)
YPF SA, Senior Notes	8.500%	7/28/25	500,000		447,320	(c)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000		1,061,014	(b)(c)

TOTAL ENERGY					104,268,615

FINANCIALS - 6.7%
Banks - 5.7%
Asian Development Bank, Senior Notes	11.750%	7/24/24	13,000,000,000	COP	3,119,675
Banco de Credito del Peru, Subordinated Notes (3.250% to 9/30/26 then 5 year Treasury Constant Maturity Rate + 2.450%)	3.250%	9/30/31	1,000,000		879,490	(b)(c)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	6,000,000		5,129,501	(a)(c)(f)(g)
Banco Nacional de Comercio Exterior
SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	2,300,000		1,906,039	(a)(c)(f)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000		$3,113,279	(a)(c)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000		3,212,807	(a)
Bank Leumi Le-Israel BM, Subordinated Notes (7.129% to 7/18/28 then 5 year Treasury Constant Maturity Rate + 3.466%)	7.129%	7/18/33	1,000,000		983,762	(a)(f)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000		2,449,342	(a)(f)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000		1,301,347	(b)(c)(f)
European Bank for Reconstruction & Development, Senior Notes	13.500%	7/15/24	1,344,000,000	KZT	2,764,465	(h)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000		1,777,099	(c)(f)(g)
International Bank for Reconstruction & Development, Senior Notes	6.850%	4/24/28	250,000,000	INR	2,955,025
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,080,000		2,903,929	(b)(c)(f)

Total Banks					32,495,760

Capital Markets - 0.2%
Credit Suisse AG AT1 Claim	—	1/1/50	2,000,000		0	*(h)(i)(j)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,000,000		987,879	(b)(c)(f)(g)

Total Capital Markets					987,879

Financial Services - 0.2%
Indian Railway Finance Corp. Ltd., Senior Notes	2.800%	2/10/31	1,800,000		1,451,164	(a)(c)

Insurance - 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000		3,384,792	(b)(c)

TOTAL FINANCIALS					38,319,595

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.5%
Pharmaceuticals - 1.5%
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	3.150%	10/1/26	8,000,000	$7,136,883
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	1,688,358

TOTAL HEALTH CARE				8,825,241

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
Avolon Holdings Funding Ltd., Senior Notes	2.125%	2/21/26	2,000,000	1,792,711	(b)(c)

Air Freight & Logistics - 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	3,023,620	(b)(c)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	1,850,000	1,333,165	(b)(c)

Total Air Freight & Logistics				4,356,785

Construction & Engineering - 1.1%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	7,650,000	6,628,205	(b)(c)

Ground Transportation - 1.6%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,130,354	(b)(c)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,136,480	(b)(c)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	3,285,919	2,862,865	(b)(c)
Transnet SOC Ltd., Senior Notes	8.250%	2/6/28	3,100,000	2,975,597	(b)(c)

Total Ground Transportation				9,105,296

Industrial Conglomerates - 0.1%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	904,240	(b)(c)

Passenger Airlines - 0.9%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,500,000	1,487,695	(b)(c)
Singapore Airlines Ltd., Senior Notes	3.375%	1/19/29	4,000,000	3,626,760	(a)

Total Passenger Airlines				5,114,455

Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	496,227	(a)

TOTAL INDUSTRIALS				28,397,919

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 12.5%
Chemicals - 4.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	$183,477	(a)(c)
Braskem Netherlands Finance BV, Senior Notes	7.250%	2/13/33	2,900,000	2,674,561	(b)(c)
GC Treasury Center Co. Ltd., Senior Notes	4.400%	3/30/32	1,193,000	1,020,319	(a)
GC Treasury Center Co. Ltd., Senior Notes	4.300%	3/18/51	1,000,000	655,283	(b)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,600,000	1,385,781	(b)(c)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,071,813	(b)(c)
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	5,546,282	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	2,800,000	2,308,796	(a)(c)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,090,811	(b)(c)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	5,900,000	4,630,568	(c)

Total Chemicals				26,567,691

Construction Materials - 1.0%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	4,200,000	3,981,870	(a)(c)
Cemex SAB de CV, Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 5.157%)	9.125%	3/14/28	2,000,000	2,084,510	(b)(c)(f)(g)

Total Construction Materials				6,066,380

Metals & Mining - 5.6%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	3,100,000	2,957,523	(b)(c)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,000,000	1,921,415	(b)(c)
Freeport Indonesia PT, Senior Notes	4.763%	4/14/27	2,000,000	1,908,264	(b)(c)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	4,000,000	2,800,235	(b)(c)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	10,121,670	(b)(c)
POSCO, Senior Notes	5.750%	1/17/28	5,000,000	4,971,964	(b)(c)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	341,278	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	5,758,016	(c)
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	2,000,000	1,148,473	(a)(c)

Total Metals & Mining				31,928,838

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 1.3%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	$3,412,111	(b)(c)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	3,837,060	(c)

Total Paper & Forest Products				7,249,171

TOTAL MATERIALS				71,812,080

REAL ESTATE - 0.7%
Diversified REITs - 0.6%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	4,200,000	3,560,702	(b)(c)

Real Estate Management & Development - 0.1%
China Aoyuan Group Ltd., Senior Secured Notes	—	1/23/22	4,050,000	60,750	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	2,400,000	51,312	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/24	2,400,000	42,000	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	2,000,000	35,000	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	5.880%	3/1/27	700,000	10,500	*(a)(d)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	—	2/4/23	2,850,000	171,000	*(a)(e)

Total Real Estate Management & Development				370,562

TOTAL REAL ESTATE				3,931,264

UTILITIES - 7.2%
Electric Utilities - 5.4%
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	1,000,000	758,764	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	646,762	(a)(c)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	4,904,235	(c)
Engie Energia Chile SA, Senior Notes	4.500%	1/29/25	4,000,000	3,848,317	(a)(c)
Eskom Holdings SOC Ltd.	4.314%	7/23/27	9,600,000	8,432,160	(a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	2,999,177	(b)(c)
Korea Electric Power Corp., Senior Notes	5.375%	4/6/26	800,000	796,434	(b)(c)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	4,000,000	3,821,288	(a)
Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	5,810,000	4,695,322	(a)(c)

Total Electric Utilities				30,902,459

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.4%
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes		3.750%	10/16/29	3,000,000	$2,472,138	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Enel Generacion Chile SA, Senior Notes		4.250%	4/15/24	500,000	492,549	(c)
Minejesa Capital BV, Senior Secured Notes		5.625%	8/10/37	3,100,000	2,376,152	(b)(c)

Total Independent Power and Renewable Electricity Producers					2,868,701

Multi-Utilities - 0.9%
Abu Dhabi National Energy Co. PJSC, Senior Notes		4.875%	4/23/30	5,100,000	5,015,177	(b)(c)

TOTAL UTILITIES					41,258,475

TOTAL CORPORATE BONDS & NOTES (Cost - $370,288,258)					329,455,464

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Brazilian Real, Put @ 5.000BRL	BNP Paribas SA	11/9/23	6,000,000	6,000,000	73,449
U.S. Dollar/Colombia Peso, Put @ 4,000.000COP	JPMorgan Chase & Co.	10/17/23	6,200,000	6,200,000	33,084
U.S. Dollar/Hungarian Forint, Put @ 340.000HUF	Bank of America N.A.	11/9/23	9,300,000	9,300,000	2,635
U.S. Dollar/Mexican Peso, Put @ 18.000MXN	Citibank N.A.	11/8/23	9,000,000	9,000,000	321,622

TOTAL PURCHASED OPTIONS (Cost - $505,799)					430,790

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $911,558,130)					804,334,587

		RATE		SHARES
SHORT-TERM INVESTMENTS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,307,304)		5.259%		3,307,304	3,307,304	(k)(l)

TOTAL INVESTMENTS - 140.8% (Cost - $914,865,434)					807,641,891
Liabilities in Excess of Other Assets - (40.8)%					(234,205,607)

TOTAL NET ASSETS - 100.0%					$573,436,284

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on this security is currently in default as of September 30, 2023.

(e)	The maturity principal is currently in default as of September 30, 2023.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Value is less than $1.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $3,307,304 and the cost was $3,307,304 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
MXN	— Mexican Peso
PJSC	— Private Joint Stock Company
USD	— United States Dollar
UYU	— Uruguayan Peso
UZS	— Uzbekistani Som
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

At September 30, 2023, the Fund had the following written options contracts:

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Brazilian Real, Call	BNP Paribas SA	11/9/23	5.600	BRL	6,000,000	6,000,000	$(7,502)
U.S. Dollar/Brazilian Real, Put	BNP Paribas SA	11/9/23	4.800	BRL	6,000,000	6,000,000	(12,360)
U.S. Dollar/Colombia Peso, Call	JPMorgan Chase & Co.	10/17/23	4,365.000	COP	6,200,000	6,200,000	(11,627)
U.S. Dollar/Hungarian Forint, Call	Bank of America N.A.	11/9/23	395.000	HUF	9,300,000	9,300,000	(38,278)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	11/8/23	19.500	MXN	9,000,000	9,000,000	(12,680)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	11/8/23	16.945	MXN	9,000,000	9,000,000	(27,842)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $528,954)							$(110,289)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
HUF	— Hungarian Forint
MXN	— Mexican Peso

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	164	12/23	$18,044,012	$17,722,250	$321,762
U.S. Treasury Long-Term Bonds	115	12/23	13,794,411	13,084,844	709,567

Net unrealized appreciation on open futures contracts					$1,031,329

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,391,770	ZAR	64,020,000	Bank of America N.A.	10/13/23	$14,645
USD	2,099,745	BRL	10,214,000	Citibank N.A.	10/13/23	72,058
USD	6,073,403	SGD	8,144,433	Deutsche Bank AG	10/13/23	111,793
USD	1,711,757	COP	7,268,120,000	JPMorgan Chase & Co.	10/13/23	(62,589)
USD	17,202,234	IDR	257,827,088,494	JPMorgan Chase & Co.	10/13/23	520,158
USD	13,067,962	MXN	227,506,800	JPMorgan Chase & Co.	10/13/23	44,594
USD	3,501,176	COP	14,543,887,000	JPMorgan Chase & Co.	10/19/23	(42,303)
USD	2,874,545	HUF	1,036,906,040	Bank of America N.A.	11/13/23	82,718
USD	2,232,550	BRL	11,437,800	BNP Paribas SA	11/13/23	(29,089)
USD	1,470,024	CLP	1,291,710,404	Bank of America N.A.	12/15/23	25,077
USD	382,074	HUF	140,641,378	Bank of America N.A.	12/15/23	5,033
USD	8,149,097	EUR	7,574,230	JPMorgan Chase & Co.	12/15/23	111,883
USD	31,509,982	CNY	222,555,000	JPMorgan Chase & Co.	3/15/24	523,639

Net unrealized appreciation on open forward foreign currency contracts						$1,377,617

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2023 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

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Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$474,448,333	—		$474,448,333
Corporate Bonds & Notes	—	329,455,464	$0	*	329,455,464
Purchased Options	—	430,790	—		430,790

Total Long-Term Investments	—	804,334,587	0	*	804,334,587

Short-Term Investments†	$3,307,304	—	—		3,307,304

Total Investments	$3,307,304	$804,334,587	$0	*	$807,641,891

Other Financial Instruments:
Futures Contracts††	$1,031,329	—	—		$1,031,329
Forward Foreign Currency Contracts††	—	$1,511,598	—		1,511,598

Total Other Financial Instruments	$1,031,329	$1,511,598	—		$2,542,927

Total	$4,338,633	$805,846,185	$0	*	$810,184,818

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	—	$110,289	—		$110,289
Forward Foreign Currency Contracts††	—	133,981	—		133,981

Total	—	$244,270	—		$244,270

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Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,840,780	$132,497,477	132,497,477	$136,030,953	136,030,953

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$143,176	—	$3,307,304

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